Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net loss	$ (58,083)	¥ (412,374)	¥ (975,899)	¥ (904,452)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts				17,115
Allowance for credit loss	2,318	16,456	25,589
Share-based compensation	3,132	22,238	107,462	277,617
Depreciation on Property and equipment and amortization of intangiable assets	1,236	8,775	13,893	10,504
Amortization of right - of- use of assets and interest on lease liabilities	636	4,516	8,823
Deferred tax expense (benefit)	(60)	(429)	(8,806)	5,122
Share of losses of equity method investments	207	1,470	1,969	596
Change in fair value of long-term investments				(47,247)
Gain from disposal of long-term investments			(5,138)
Impairment loss of long-term investments	1,128	8,011	7,400	6,603
Losses (gains) from disposal of property and equipment	9	66	62	493
Investment income	(79)	(563)	(340)
Impairment loss of intangible assets			28,011	136
Losses from disposal of intangible assets				24
Impairment loss of goodwill			107,407	149,092
Losses (gains) from disposal of subsidiaries, net			2,739	(2,899)
Change in fair value of warrant liabilities				29,011
Provision for U.S Class Action			83,575
Unrealized foreign exchange (gains) losses	(803)	(5,699)	9,666	6,696
Changes in operating assets and liabilities, net of effect of disposal of subsidiaries:
Accounts receivable - third parties, net	(3,961)	(28,125)	1,234	34,342
Accounts receivable - related parties, net	(102)	(724)	216	13,420
Contract assets	3,757	26,675	(31,422)	(6,647)
Amounts due from related parties	(457)	(3,245)	(105)	3,942
Prepayments and other current assets	(187)	(1,326)	27,591	(15,497)
Operating lease right-of-use assets	(305)	(2,166)	(25,165)
Other non-current assets	148	1,052	(1,452)	1,667
Accounts payable	(4,844)	(34,395)	(24,589)	28,206
Contract liabilities	483	3,427	61,863	94,962
Amounts due to related parties	(81)	(575)	(14)	(3,472)
Operating lease liabilities	(584)	(4,146)	16,610
Other non-current liabilities	431	3,063	(2,424)	3,334
Accrued expenses and other current liabilities	(16,646)	(118,184)	3,974	59,253
Net cash used in operating activities	(72,707)	(516,202)	(567,270)	(238,079)
Investing activities:
Cash paid for business combination	(1,256)	(8,915)	(116,396)	(203,164)
Cash paid for purchase of property and equipment	(114)	(807)	(5,825)	(7,390)
Cash paid for purchase of intangible assets	(134)	(952)	(980)	(1,273)
Cash paid for purchase of equity method investments				(21,900)
Cash paid for purchase of other equity investments	(704)	(5,000)		(20,000)
Cash received from sale of short-term investments	3,474	24,663	64,833
Cash paid for purchase of short-term investments	(3,970)	(28,187)	(349,350)	(127,514)
Cash received from disposal of property and equipment	2	15		30
Cash received from consolidation of subsidiaries				10,890
Cash received from disposal of a subsidiary				2,500
Cash Received from disposal of long-term investments			64,987	1,500
Cash from disposal of subsidiaries				(1,024)
Collection of interest free loans provided to related parties				2,300
Cash paid for term deposits	(132,179)	(938,458)	(4,345,910)	(3,375,933)
Cash received from maturity of term deposits	184,360	1,308,935	5,040,269	1,926,418
Net cash provided by/(used in) investing activities	49,479	351,294	351,628	(1,814,560)
Financing activities:
Proceeds from IPO				2,195,827
Receive the Subscription receivables for Series C and E Redeemable Convertible Preferred Shares				336,179
Exercises of warrant F				219,667
Payment of issuance costs				(5,549)
Exercises share options				26,892
Repayment of long-term borrowings			(8,004)
Payables to a VIE shareholder				(230,087)
Payment of initial public offering ("IPO") costs				(8,146)
Repurchase of treasury stock			(39,261)	(68,894)
Repayment for short-term bank borrowings			(5,500)	(21,140)
Net cash provided by/(used in) financing activities			(52,765)	2,444,749
Effect of foreign currency exchange rate changes on cash	2,831	20,092	138,795	(36,235)
Net increase/(decrease) in cash and restricted cash	(20,397)	(144,816)	(129,612)	355,875
Cash and restricted cash at the beginning of the year	74,264	527,265	656,877	301,002
Cash and restricted cash at the end of the year	53,867	382,449	527,265	656,877
Supplemental information
Interest paid			479	291
Income tax paid	$ 13	93	368	299
Non-cash investing and financing activities:
Issuance of ordinary shares as the consideration for purchase of non-controlling interests				¥ 20,621